Income Tax Expense - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax Expense [line items]
Income tax payable	37.00%	40.00%	40.00%
Tax overcharge	4.00%	6.00%
Tax effect of tax losses obatain period	12 taxable periods
Excess of presumptive income compensated period	5 taxable periods
Tax rate for occasional income	10.00%
Percentage of taxable fees and contributions	100.00%
Percentage of tax used for economic activity	50.00%
Percentage of untaxed dividends	7.50%
Percentage of marginal dividend rate	15.00%
Dividends	$ 300
Percentage of early termination payment	100.00%
Percentage of extraordinary termination payment	50.00%
Temporary difference recognize deferred tax	$ 60,000	$ 61,000
Tax loss carryforwards	416,993	141,878
Excess of presumptive income tax	9,766	10,635
Tax losses	$ 127,707	48,955
Ecuador [Member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	28.00%
Costa Rica [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Mexico [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
El Salvador [Member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Peru [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Guatemala [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	25.00%
Colombia [member]
Disclosure Of Income Tax Expense [line items]
Tax loss carryforwards	$ 352,863	$ 102,611
Dividends [member]
Disclosure Of Income Tax Expense [line items]
Non taxed dividend	7.50%
Mega-Inversions [member]
Disclosure Of Income Tax Expense [line items]
Tax stability settlement term	20 years
Colombia in property, plant and equipment [member]
Disclosure Of Income Tax Expense [line items]
Number of direct jobs	250
Investments	$ 30,000
Income tax payable	27.00%
Depreciation of fixed assets for a minimum term	2 years
Tax year 2019 [member]
Disclosure Of Income Tax Expense [line items]
Dividends	$ 10,281,000
Tax year 2019 [member] | Dividends [member]
Disclosure Of Income Tax Expense [line items]
Income tax payable	33.00%
Tax year 2019 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Income tax and corporate complementary rates	33.00%
Presumptive tax rate	1.50%
Tax year 2019 [member] | Colombia in property, plant and equipment [member]
Disclosure Of Income Tax Expense [line items]
Investments	$ 1,028,100,000
Tax year 2020 [member] | Dividends [member]
Disclosure Of Income Tax Expense [line items]
Income tax payable	32.00%
Tax year 2020 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Income tax and corporate complementary rates	32.00%
Presumptive tax rate	1.50%
Tax year 2021 [member] | Dividends [member]
Disclosure Of Income Tax Expense [line items]
Income tax payable	31.00%
Tax year 2021 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Income tax and corporate complementary rates	31.00%
Tax year 2022 [member]
Disclosure Of Income Tax Expense [line items]
Percentage of tax discount	100.00%
Tax year 2022 [member] | Dividends [member]
Disclosure Of Income Tax Expense [line items]
Income tax payable	30.00%
Tax year 2022 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Income tax and corporate complementary rates	30.00%
Tax year 2018 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Presumptive tax rate	3.50%
Tax year 2020 and thereafter [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Presumptive tax rate	0.00%
Bottom of Range [member]
Disclosure Of Income Tax Expense [line items]
Percentage of income tax based on net equity	3.50%	3.50%